Equity Incentive Plan - Option grants to employees and non-employees (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	869,778	8,101,866
Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	0	0
Stock options | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum	1.70%	0.60%	0.40%
Risk free interest rate, maximum	3.00%	1.40%	1.70%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility			50.00%
Stock options | Employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 9 months 18 days	5 years 6 months	5 years 10 months 24 days
Expected volatility	70.00%	51.00%
Stock options | Employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 6 months	6 years 2 months 12 days	6 years 3 months 18 days
Expected volatility	73.00%	63.00%
Stock options | Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum			0.40%
Risk free interest rate, maximum			1.70%
Expected dividend yield			0.00%
Expected volatility			50.00%
Stock options | Non-employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			1 year 1 month 6 days
Stock options | Non-employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			6 years 1 month 6 days